Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Details)	Dec. 31, 2023
Expected loan close rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.17
Expected loan close rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.99
Expected loan close rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.74
Inherent MSR value (basis points per loan) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.0048
Inherent MSR value (basis points per loan) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.0177
Inherent MSR value (basis points per loan) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.0097